Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.02%
Alabama–2.09%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$305	$304,276
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(a)	5.50%	12/01/2028	2,500	2,660,764
Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	2,950	2,655,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 12/29/2015; Cost $90,000)(b)(c)	5.50%	01/01/2028	90	50,400
Series 2014, RB	3.50%	07/01/2026	5,022	2,812,591
Jefferson (County of), AL; Series 2024, Ref. RB	5.25%	10/01/2045	1,500	1,649,892
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	310	309,830
Series 2016 A, RB	5.25%	08/01/2030	200	200,439
Southeast Energy Authority, A Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	5,390	5,488,654
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,000	5,401,939
Talladega (County of), AL; Series 2002 D, Tax Anticipation Wts. (INS - NATL)(d)	5.25%	01/01/2029	25	25,036
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	4,000	4,091,406
				25,650,227
American Samoa–0.08%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,016,527
Arizona–3.60%
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(e)	4.63%	08/01/2028	825	830,201
Series 2018 A, RB(e)	5.00%	08/01/2033	1,955	1,987,561
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(e)	6.00%	07/01/2047	1,385	1,420,433
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.00%	07/01/2026	210	211,882
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB	3.55%	07/15/2029	485	475,747
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2039	4,520	4,531,376
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	2,225	2,268,651
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.00%	07/15/2028	615	625,491
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(e)	5.00%	12/15/2039	400	404,930
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(a)(f)	5.00%	09/01/2027	2,000	2,055,149
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(d)	4.38%	08/01/2032	5	5,005
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(e)	4.80%	07/01/2028	2,525	2,595,930
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2039	2,250	2,303,523
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(e)	5.25%	07/01/2033	725	745,778
Series 2023, RB(e)	6.00%	07/01/2043	1,885	1,944,242
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(e)	5.00%	07/01/2035	2,900	2,913,919
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2015, Ref. RB(e)	5.00%	07/01/2035	2,820	2,834,412
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2015, Ref. RB(e)	5.38%	06/15/2035	3,370	3,391,069
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	4,000	4,001,254
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(e)	4.75%	05/01/2030	1,525	1,532,533
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	120	120,442
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	4.13%	07/01/2026	$520	$516,572
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(e)	5.00%	07/01/2029	300	303,577
Series 2019, RB(e)	5.00%	07/01/2034	400	403,490
Series 2019, RB(e)	5.00%	07/01/2039	500	501,560
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	130	126,947
Sierra (City of), AZ Vista Industrial Development Authority;
Series 2024, Ref. RB(e)	5.25%	06/01/2034	1,840	1,883,697
Series 2024, Ref. RB(e)	5.88%	06/01/2044	1,500	1,529,800
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(e)	5.00%	06/15/2034	1,730	1,806,754
				44,271,925
Arkansas–1.45%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(e)(f)	4.50%	09/01/2049	2,000	2,003,265
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(e)(f)	4.75%	09/01/2049	7,370	7,402,788
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(f)	5.45%	09/01/2052	8,000	8,364,046
				17,770,099
California–6.19%
California (State of); Series 2021, GO Bonds	3.00%	12/01/2046	2,000	1,678,534
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2022 A-1, RB(a)	4.00%	08/01/2028	16,065	16,316,125
Series 2024, RB(a)	5.00%	12/01/2032	5,000	5,425,224
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	137,909
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	910	911,463
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	2,472	2,582,966
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(e)(f)	8.00%	08/15/2025	4,000	4,121,872
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2038	3,345	3,402,891
California (State of) Municipal Finance Authority (Waste Management, Inc.);
Series 2020, RB(a)(f)	4.80%	06/02/2025	1,500	1,501,520
Series 2022 A, RB(a)(f)	4.13%	10/01/2025	4,000	4,008,445
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 09/15/2017-02/12/2019; Cost $5,125,317)(b)(c)(e)(f)	7.50%	07/01/2032	4,950	66,825
Series 2020, RB (Acquired 10/06/2020; Cost $955,203)(b)(c)(e)(f)	7.50%	07/01/2032	1,000	13,500
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(e)(f)	5.00%	07/01/2037	2,000	2,000,979
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(e)	6.25%	07/01/2054	6,100	6,403,179
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(e)	5.00%	07/01/2026	100	98,490
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(e)	5.00%	08/01/2033	695	734,938
Series 2023, Ref. RB(e)	5.25%	08/01/2038	500	531,422
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	8,238	8,238,620
Series 2016 A, RB(e)	5.25%	12/01/2056	3,000	3,031,796
Series 2018 A, RB(e)	5.50%	12/01/2058	3,000	3,112,791
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(d)(f)	5.00%	07/01/2048	2,000	2,123,604
Palomar Health; Series 2016, Ref. RB	4.00%	11/01/2039	1,250	1,096,858
Pomona Unified School District; Series 2021 F, GO Bonds (INS - BAM)(d)	3.00%	08/01/2048	1,000	849,155
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(d)	5.00%	12/01/2034	5,405	5,414,048
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	2,305	2,308,584
				76,111,738
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–7.11%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	$2,240	$2,128,807
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	678	639,634
Baseline Metropolitan District No. 1; Series 2018 A-2, RB(a)(g)	5.13%	12/01/2024	1,500	1,530,000
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	525	534,569
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	519,736
Canyon Pines Metropolitan District; Series 2024, GO Bonds(e)	8.25%	12/01/2053	5,000	5,094,051
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,087,206
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	1,924,050
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(e)	5.25%	04/01/2039	2,500	2,625,211
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2035	4,035	3,414,298
Series 2021 A, RB	5.00%	05/15/2044	1,170	860,638
Series 2021 B, RB	2.63%	05/15/2029	1,125	1,075,311
Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	4,200	3,935,678
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	335	283,623
Colorado (State of) International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	996	1,006,261
Copper Ridge Metropolitan District; Series 2019, RB	5.00%	12/01/2043	2,750	2,645,520
Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,232,392
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2032	1,000	1,000,282
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,343	1,349,949
Dominion Water & Sanitation District;
Series 2022, Ref. RB	5.00%	12/01/2027	1,676	1,698,038
Series 2022, Ref. RB	5.25%	12/01/2032	3,415	3,550,890
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,703,724
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	603,239
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	4.88%	12/01/2028	460	462,891
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	650	677,809
Series 2024 A-2, RB	6.50%	12/01/2043	400	421,885
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	5,499	5,580,358
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	999,002
Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	855,949
Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,402,109
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	6,000	6,242,625
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	1,855	1,885,038
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,225	2,280,814
Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(e)	4.00%	12/01/2035	540	485,542
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	1,670	1,575,899
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2040	1,465	1,465,130
Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,288,099
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2036	1,250	1,218,147
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.00%	12/01/2042	1,900	1,963,024
Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,762,243
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(e)	5.00%	12/01/2031	3,445	3,353,663
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	2,000	1,872,635
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds(a)(g)	5.00%	12/01/2024	1,500	1,515,000
Sterling Ranch Community Authority Board;
Series 2024 A, Ref. RB	6.13%	12/01/2039	550	577,077
Series 2024, RB	5.63%	12/01/2043	871	910,767
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(d)	3.25%	12/15/2050	689	592,929
Verve Metropolitan District No. 1; Series 2023, GO Bonds	5.75%	12/01/2033	2,895	2,863,205
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(e)	5.70%	12/01/2051	166	163,966
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	$615	$574,542
Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	949,837
				87,383,292
Delaware–0.13%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(e)	5.00%	07/01/2028	1,633	1,652,577
District of Columbia–1.96%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	725	725,925
Series 2017 A, RB	5.00%	07/01/2032	1,000	1,018,113
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2035	1,285	1,285,089
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	20,465	21,127,513
				24,156,640
Florida–8.64%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 12/04/2020; Cost $185,120)(b)(c)	5.63%	11/15/2029	185	120,250
Series 2014, RB (Acquired 06/04/2020; Cost $861,250)(b)(c)	6.00%	11/15/2029	1,000	650,000
Series 2014, RB (Acquired 01/17/2020; Cost $1,412,167)(b)(c)	6.00%	11/15/2034	1,500	975,000
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $965,000)(b)(c)(e)	5.00%	11/15/2061	965	695,281
Babcock Ranch Community Independent Special District; Series 2024, RB(e)	5.00%	05/01/2044	500	505,309
Boggy Creek Improvement District; Series 2023, Ref. RB	4.50%	05/01/2033	1,030	1,052,394
Broward (County of), FL; Series 2015 A, RB(f)	5.00%	10/01/2045	10,000	10,041,262
Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(a)(f)	6.75%	04/01/2025	35	35,093
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(e)	6.13%	06/15/2044	150	155,473
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(e)	5.00%	06/15/2044	1,760	1,767,046
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(e)	5.38%	08/01/2032	1,000	913,635
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB (Acquired 06/15/2018; Cost $734,961)(b)(c)	4.00%	07/01/2028	750	11,250
Series 2018 B, RB (Acquired 06/15/2018; Cost $612,816)(b)(c)	4.25%	07/01/2033	625	9,375
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(e)	5.00%	06/01/2041	465	456,802
Series 2021, RB(e)	3.25%	06/01/2031	230	210,785
Series 2021, RB(e)	5.00%	06/01/2041	1,615	1,586,529
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(e)	4.00%	12/01/2028	6,175	6,174,961
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(e)	5.00%	06/01/2044	2,000	1,990,430
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(e)	6.25%	06/15/2040	3,000	3,160,609
Capital Trust Authority (Classical Academy of Sarasota (The)); Series 2024, RB(e)	5.00%	07/01/2044	1,140	1,143,629
Capital Trust Authority (Imagine School At West Pasco Project); Series 2023, RB(e)	6.25%	12/15/2043	2,135	2,184,371
Capital Trust Authority (KIPP Miami N Campus); Series 2024 A, RB(e)	5.63%	06/15/2044	410	429,850
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(e)(f)	5.00%	10/01/2029	1,330	1,369,142
Creekview Community Development District (Phase 2); Series 2024, RB(e)	5.38%	05/01/2044	2,000	2,017,637
East Nassau Stewardship District (PDP No. 4); Series 2024, RB	5.25%	05/01/2029	1,350	1,354,283
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group); Series 2020, Ref. RB	4.00%	08/15/2050	2,100	1,925,084
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(f)	5.15%	05/01/2044	405	409,045
Florida Development Finance Corp.;
Series 2022, RB(a)(e)(f)	8.25%	02/14/2025	8,000	8,243,738
Series 2023, RB(a)(e)(f)	6.13%	07/01/2026	2,000	2,052,681
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(e)(f)	12.00%	07/15/2028	2,500	2,668,124
Series 2024, Ref. RB (INS - AGM)(d)(f)	5.00%	07/01/2044	4,000	4,192,291
Series 2024, Ref. RB(f)	5.25%	07/01/2047	4,500	4,643,595
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, Ref. RB(f)	5.00%	07/01/2037	4,000	4,089,422
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(e)(f)	4.38%	10/01/2031	$2,500	$2,529,154
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(e)	5.25%	06/15/2029	1,000	1,013,820
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(e)	6.25%	06/15/2028	3,000	3,022,207
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,250	1,382,007
Hobe-St. Lucie Conservancy District; Series 2024, RB	4.75%	05/01/2031	880	907,786
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2030	3,375	3,518,724
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.00%	07/15/2028	395	400,456
Series 2018 A, RB(e)	5.38%	07/15/2038	1,300	1,307,762
Lakes of Sarasota Community Development District; Series 2024 B, RB	5.25%	05/01/2034	2,320	2,345,100
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	4.50%	05/01/2031	550	553,182
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(a)(e)	5.50%	07/01/2026	5,000	4,984,118
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	1,500	1,511,035
Middleton Community Development District A; Series 2024, RB	4.00%	05/01/2034	735	738,571
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group); Series 2024, Ref. RB	5.00%	08/01/2047	1,900	1,980,732
Parrish Lakes Community Development District; Series 2024, RB	5.50%	05/01/2044	1,000	1,012,319
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	955	957,001
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,779,260
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	2,500	2,512,640
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $2,855,000)(c)(e)(f)	5.88%	01/01/2033	2,855	2,566,336
Venice (City of), FL (Village on the Isle); Series 2024, RB(e)	4.25%	01/01/2030	900	903,203
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.38%	05/01/2044	500	510,155
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2024, RB(e)	4.20%	05/01/2039	1,500	1,508,507
Series 2024, RB(e)	4.55%	05/01/2044	1,000	1,008,535
				106,186,986
Georgia–1.74%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2026	810	811,228
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(a)	5.75%	06/01/2025	5,000	4,998,913
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(e)	5.00%	04/01/2034	1,750	1,792,631
Cobb (County of), GA Development Authority (Northwest Classical Academy); Series 2023, RB(e)	5.20%	06/15/2033	1,000	1,034,671
Conyers (City of), GA (Salem Gate); Series 2024, RB	5.38%	03/01/2036	2,870	2,886,529
DeKalb (County of), IL Development Authority (The Globe Academy, Inc.);
Series 2024 A, RB	5.00%	06/01/2040	400	410,609
Series 2024 A, RB	5.00%	06/01/2045	415	421,832
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,560	1,560,340
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.00%	06/15/2027	245	248,492
Main Street Natural Gas, Inc.;
Series 2022 C, RB(a)(e)	4.00%	11/01/2027	3,200	3,207,084
Series 2023 B, RB(a)	5.00%	03/01/2030	2,000	2,135,257
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	1,850	1,871,428
				21,379,014
Guam–0.47%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2033	3,000	3,030,017
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,754,233
				5,784,250
Idaho–0.67%
Avimor Community Infrastructure District No. 1 (Assessment Area Five); Series 2024, RB(e)	5.88%	09/01/2053	1,982	2,080,081
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	$635	$630,714
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(e)	4.63%	07/01/2029	130	130,635
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(e)	4.00%	05/01/2042	2,280	1,999,950
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028	290	298,982
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	542,142
Series 2014 A, Ref. RB	6.75%	07/01/2048	2,384	2,436,987
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(f)	6.45%	08/01/2032	130	130,421
				8,249,912
Illinois–4.77%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	550	548,205
Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(e)	4.00%	12/01/2028	1,015	980,991
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2025	485	485,037
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	506,315
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	533,357
Chicago (City of), IL;
Series 2015 A, GO Bonds	5.50%	01/01/2034	1,350	1,350,586
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,040,005
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,554,388
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(a)(f)(g)	5.00%	12/02/2024	5,290	5,290,000
Series 2024 A, RB(f)	5.25%	01/01/2041	2,150	2,369,270
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2039	850	850,009
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2041	5,000	4,503,968
Evanston (City of), IL (Roycemore School);
Series 2021, RB(e)	4.00%	04/01/2032	245	219,359
Series 2021, RB(e)	4.38%	04/01/2041	930	770,579
Hillside (Village of), IL (Mannheim Redevelopment); Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,219,089
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	11,805	11,821,048
Illinois (State of) Finance Authority; Series 2023, RB(a)(e)(f)	7.38%	09/01/2033	5,000	5,874,498
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	5.25%	12/01/2025	100	100,274
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,176,031)(c)	5.00%	11/01/2027	2,065	1,427,431
Series 2019 A, Ref. RB (Acquired 09/08/2022; Cost $1,885,670)(c)	5.00%	11/01/2035	2,020	1,396,325
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,081	590,688
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB(g)	5.00%	05/15/2025	55	55,439
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	2,000	1,950,926
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	8,700	8,742,707
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,115	1,115,078
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(d)	5.13%	06/01/2026	25	25,023
Series 2002, COP (INS - NATL)(d)	5.25%	06/01/2032	140	140,095
Illinois State University; Series 2024, Ref. COP (INS - AGC)(d)	5.00%	04/01/2044	1,000	1,084,473
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	760	747,396
Yorkville (United City of), IL (Raintree Village); Series 2013, Ref. RB	4.60%	03/01/2025	315	314,464
				58,607,023
Indiana–0.96%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	200	193,930
Indiana (State of) Finance Authority (Good Samaritan Hospital);
Series 2016 A, RB	5.00%	04/01/2037	200	201,517
Series 2016 A, RB	5.50%	04/01/2046	5,785	5,829,824
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(e)	5.50%	07/01/2028	500	501,418
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,580	1,630,845
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,963,557
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(e)	5.10%	01/01/2032	$465	$439,071
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(a)(f)	4.40%	06/10/2031	1,000	1,028,541
				11,788,703
Iowa–1.55%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	524,666
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	647,862
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(g)	5.00%	12/01/2032	5,410	6,255,016
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(e)	6.00%	11/01/2027	1,345	1,347,331
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	10,000	10,249,030
				19,023,905
Kansas–0.79%
Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	100	88,096
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,173,784
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,296,261
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,985,114
Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	2,052,403
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	2,000	2,061,681
				9,657,339
Kentucky–0.37%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.00%	02/01/2026	320	322,750
Series 2016, Ref. RB	5.50%	02/01/2044	2,170	2,189,020
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	925	859,423
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2030	1,000	1,006,787
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	135	134,588
				4,512,568
Louisiana–1.67%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	3,165	3,320,138
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	1,460	1,498,566
Louisiana (State of) Public Facilities Authority (Encore Academy);
Series 2021, RB (Acquired 11/03/2021; Cost $525,318)(b)(c)(e)	5.00%	06/01/2031	490	293,779
Series 2021, RB (Acquired 11/03/2021; Cost $1,041,955)(b)(c)(e)	5.00%	06/01/2041	985	591,163
New Orleans (City of), LA Aviation Board; Series 2015 B, RB(a)(f)(g)	5.00%	01/01/2025	7,700	7,709,050
Plaquemines Port Harbor & Terminal District; Series 2024 A, RB(e)	9.00%	12/01/2044	5,000	5,135,681
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(a)(e)	5.85%	06/01/2025	2,000	2,019,706
				20,568,083
Maryland–0.30%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,187,997
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,123,065
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(e)	5.00%	07/01/2027	335	339,125
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(d)	5.50%	07/01/2026	20	20,152
				3,670,339
Massachusetts–0.81%
Ashland (Town of), MA; Series 2022, GO Bonds	4.00%	08/01/2042	1,000	1,014,288
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	4.00%	10/01/2026	$100	$100,006
Series 2018, Ref. RB	4.00%	10/01/2027	150	150,013
Series 2018, Ref. RB	4.25%	10/01/2028	320	320,052
Series 2018, Ref. RB	4.38%	10/01/2029	385	385,072
Series 2018, Ref. RB	4.50%	10/01/2030	690	690,144
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	4,280	4,281,658
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.00%	11/15/2033	1,500	1,561,985
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2047	1,500	1,506,571
				10,009,789
Michigan–1.81%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2034	1,200	1,240,566
Detroit (City of), MI; Series 2014 B-1, GO Bonds	4.00%	04/01/2044	2,500	2,028,316
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	750	751,057
Ivywood Classical Academy; Series 2023, RB	5.00%	01/01/2034	1,830	1,887,957
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2024, RB	5.25%	02/29/2040	1,000	1,114,600
Michigan (State of) Finance Authority (Huron Academy); Series 2024, Ref. RB	4.50%	10/01/2034	2,345	2,348,862
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,450	1,265,164
Michigan (State of) Finance Authority (Thomas M. Colley Law School); Series 2014, Ref. RB(e)	6.25%	07/01/2029	2,000	1,988,388
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2019 A, Ref. RB	4.00%	12/01/2049	1,145	1,115,866
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	2,880	2,374,423
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(f)	4.00%	10/01/2026	5,610	5,619,577
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB (Acquired 09/30/2016; Cost $992,159)(b)(c)(e)	5.00%	07/01/2026	980	539,000
				22,273,776
Minnesota–1.47%
Bethel (City of), MN (Ecumen Obligated Group);
Series 2024, Ref. RB	5.25%	03/01/2034	750	776,656
Series 2024, Ref. RB	6.13%	03/01/2044	1,500	1,561,575
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	1,500	1,509,246
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015 A, RB	4.75%	07/01/2025	100	99,231
Series 2015, RB	5.75%	07/01/2046	1,400	1,278,997
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2044	2,835	2,831,422
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	775	605,383
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,375	1,335,848
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,062,364
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	5.50%	07/01/2027	515	521,073
Series 2017 A, RB(e)	6.00%	07/01/2032	1,080	1,106,054
Ramsey (City of), MN; Series 2022 A, Ref. RB	5.00%	06/01/2032	2,000	2,038,672
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,000,806
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,927,397)(a)(b)(c)(e)	6.00%	07/01/2027	1,927	192,740
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.25%	07/01/2033	140	143,348
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	4.25%	12/01/2032	1,085	1,119,465
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	425	428,319
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	$250	$229,674
Series 2018, Ref. RB	4.13%	10/01/2033	250	226,519
				18,067,392
Mississippi–0.36%
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(e)	3.63%	11/01/2036	3,040	2,929,921
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,505	1,505,853
				4,435,774
Missouri–0.77%
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2028	30	30,056
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	4.50%	12/01/2029	1,255	1,247,049
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	145	144,174
Series 2016 A, Ref. RB(e)	5.00%	04/01/2036	2,000	1,986,942
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	4.38%	02/01/2031	725	703,274
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,000	988,282
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,658,039
Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	255	254,299
Series 2020, RB	4.13%	11/01/2038	2,500	2,457,037
				9,469,152
Montana–0.20%
Montana Board of Housing (Baxter Apartments Projects); Series 2023, RB(a)	6.00%	06/01/2025	2,500	2,510,779
Nevada–0.16%
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.00%	12/01/2039	400	414,977
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	330	330,090
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2037	500	501,976
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(e)	5.50%	06/01/2037	735	752,367
				1,999,410
New Hampshire–1.57%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	3,455	2,985,516
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	1,552	1,567,112
Series 2022-2A, RB	4.00%	10/20/2036	3,887	3,814,943
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-1A, RB	4.25%	07/20/2041	2,958	2,940,835
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(e)(h)	0.00%	04/01/2032	3,000	1,925,330
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(e)(h)	0.00%	12/01/2034	7,500	4,005,890
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(e)	5.63%	12/15/2033	1,000	1,025,863
Series 2024, RB(e)	6.25%	12/15/2038	1,000	1,055,007
				19,320,496
New Jersey–0.50%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	5.13%	11/01/2029	190	192,569
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(e)	5.00%	07/01/2027	255	257,199
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	4.75%	10/01/2028	885	888,923
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	$1,075	$1,091,186
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	1,160	1,160,796
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	4.25%	09/01/2027	140	141,260
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(h)	0.00%	12/15/2028	715	625,914
Series 2008 A, RB(h)	0.00%	12/15/2035	1,000	673,160
Series 2009 A, RB(h)	0.00%	12/15/2032	1,465	1,111,388
				6,142,395
New Mexico–0.10%
Winrock Town Center Tax Increment Development District No. 1; Series 2022, Ref. RB(e)	4.00%	05/01/2033	1,250	1,216,495
New York–8.69%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $220,094)(b)(c)(e)	5.00%	10/01/2028	213	6,389
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $1,403,843)(b)(c)(e)	5.00%	10/01/2038	1,389	41,658
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(f)(i)	5.25%	12/31/2033	3,000	3,027,251
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(f)(i)	5.50%	12/31/2040	5,000	5,010,597
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(e)	2.50%	06/15/2031	375	340,093
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn); Series 2023, RB(e)	5.25%	06/15/2043	525	545,850
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	2,962,852
Metropolitan Transportation Authority; Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,000	2,036,649
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 01/19/2016-02/28/2018; Cost $1,089,980)(b)(c)	5.00%	01/01/2058	967	146,193
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $445,000)(b)(c)(e)	9.00%	01/01/2041	445	445,000
New York & New Jersey (States of) Port Authority; One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	2,000	2,000,020
New York (City of), NY Municipal Water Finance Authority; Series 2023 D, Ref. RB	4.13%	06/15/2047	3,000	3,040,889
New York (City of), NY Transitional Finance Authority;
Series 2024 F-1, RB	5.00%	02/01/2045	5,000	5,537,653
Series 2024, RB	5.00%	05/01/2041	3,000	3,403,298
New York (State of) Dormitory Authority; Series 2024 A, Ref. RB	5.50%	07/01/2054	7,000	8,032,819
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	1,250	1,297,813
Series 2024, RB	5.25%	11/01/2043	1,500	1,638,038
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGC)(d)	5.25%	10/01/2043	1,600	1,791,540
Series 2024, RB (INS - AGC)(d)	5.25%	10/01/2044	1,225	1,367,278
New York Counties Tobacco Trust IV; Series 2010 A, RB(e)	6.25%	06/01/2041	2,900	2,900,298
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	855	874,324
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,825	2,890,380
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(e)	7.25%	11/15/2044	5,400	5,405,955
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	2,880	2,884,825
Series 2016, Ref. RB(f)	5.00%	08/01/2031	8,680	8,690,919
Series 2020, Ref. RB(f)	5.25%	08/01/2031	2,470	2,590,589
Series 2021, Ref. RB(f)	3.00%	08/01/2031	545	516,720
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2032	4,315	4,458,508
Series 2018, RB(f)	5.00%	01/01/2034	6,500	6,698,669
Series 2020, RB(f)	5.00%	10/01/2035	5,000	5,251,468
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(f)	5.50%	06/30/2038	$2,000	$2,206,211
Series 2023, RB(f)	5.50%	06/30/2039	1,000	1,098,716
Series 2023, RB(f)	5.50%	06/30/2040	875	957,933
Series 2024, RB(f)	5.25%	06/30/2043	4,000	4,308,720
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2023, RB(f)	5.63%	04/01/2040	2,500	2,706,575
Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	2,150	2,378,940
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.00%	12/01/2034	1,600	1,667,754
Series 2024, RB	5.75%	12/01/2044	1,500	1,567,443
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	250,000
Series 2013 A, RB(b)	5.00%	07/01/2032	1,000	250,000
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	3,500	3,677,893
				106,904,720
North Dakota–0.48%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	420	418,409
Grand Forks (City of), ND (Altru Health System); Series 2021, Ref. RB	4.00%	12/01/2040	3,375	3,182,414
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.75%	05/01/2044	1,100	1,125,937
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	1,000	1,126,398
				5,853,158
Ohio–2.85%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	2,755	2,083,280
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	1,990	1,811,588
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	2,470	2,265,127
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(e)	5.25%	01/01/2034	1,000	1,003,044
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	1,000	1,001,931
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(f)	5.38%	09/15/2027	485	485,279
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2037	5,470	5,596,051
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,531,440
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	1,950	1,949,921
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	3,500	3,462,887
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2033	1,000	1,003,831
Series 2013, RB	5.00%	02/15/2044	4,880	4,880,099
Series 2013, RB	5.00%	02/15/2048	5,300	5,299,916
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(f)	5.00%	12/31/2039	2,290	2,298,705
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	405	405,162
Youngstown (City of), OH Metropolitan Housing Authority; Series 2014, RB	4.00%	12/15/2024	30	30,004
				35,108,265
Oklahoma–0.90%
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(e)	5.25%	06/15/2034	700	725,805
Series 2024, RB(e)	6.00%	06/15/2044	1,000	1,041,272
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB (INS - AGM)(d)	4.00%	08/15/2048	2,430	2,300,475
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(f)	5.50%	12/01/2035	2,000	2,003,570
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(f)	5.00%	06/01/2025	5,000	5,027,795
				11,098,917
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.12%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	$35	$35,014
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(e)	5.15%	10/01/2026	1,500	1,487,998
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, GO Bonds(f)	5.65%	08/01/2026	5	5,010
				1,528,022
Pennsylvania–0.73%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	645	685,186
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2028	810	834,282
Series 2018, RB(e)	5.00%	05/01/2033	500	511,400
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	647,668
Series 2018, Ref. RB	5.00%	12/01/2030	910	932,158
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(c)(j)(k)	5.00%	06/30/2027	350	154,062
Series 2013, RB(j)(k)	5.00%	06/30/2027	193	34,713
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	1,630	1,786,443
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2039	1,840	1,842,654
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	507,713
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,014,206
				8,950,485
Puerto Rico–7.81%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	10,045	10,098,368
Series 2002, RB	5.63%	05/15/2043	7,645	7,736,705
Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB(h)(j)	0.00%	12/31/2024	10,675	0
Series 2011, RB(h)(j)	0.00%	08/01/2025	17,475	0
Series 2011, RB(h)(j)	0.00%	08/01/2026	6,495	0
Series 2011, RB(h)(j)	0.00%	08/01/2028	37,400	0
Series 2011, RB(h)(j)	0.00%	08/01/2031	54,770	1
PRHTA Custodial Trust; Series 2023, RB(b)	5.75%	12/06/2049	216	77,524
PRPBA Custodial Trust; Series 2022, RB(h)	0.00%	03/15/2049	278	4,041
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	2,034	1,409,858
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	10,510	11,000,041
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,300	3,290,158
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	4,000	3,854,088
Subseries 2022, RN(h)	0.00%	11/01/2043	7,014	4,340,059
Subseries 2022, RN(h)	0.00%	11/01/2051	1,909	1,219,308
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2025	100	99,877
Series 2005 RR, RB (INS - AGC)(d)	5.00%	07/01/2026	155	154,997
Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	165	165,108
Series 2007 TT, RB(b)	5.00%	07/01/2037	65	34,125
Series 2007 UU, Ref. RB (INS - AGC)(d)	5.00%	07/01/2026	1,435	1,435,031
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,705	1,702,029
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030	1,000	991,881
Series 2010 CCC, RB(b)	5.25%	07/01/2026	3,520	1,848,000
Series 2010 XX, RB(b)	5.25%	07/01/2027	250	131,250
Series 2010 ZZ, Ref. RB(b)	5.25%	07/01/2025	1,180	619,500
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	4,073	3,889,869
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	$596	$591,328
Series 2023 A, RB	6.63%	01/01/2028	4,548	4,506,930
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	745	749,884
Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2030	305	307,014
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	1,027	933,296
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,003	844,132
Series 2018 A-1, RB(h)	0.00%	07/01/2033	11,167	7,975,708
Series 2018 A-1, RB	4.50%	07/01/2034	2,662	2,670,693
Series 2018 A-1, RB	4.55%	07/01/2040	538	539,960
Series 2018 A-1, RB(h)	0.00%	07/01/2046	13,831	4,685,735
Series 2018 A-1, RB(h)	0.00%	07/01/2051	11,268	2,798,743
Series 2019 A-2, RB	4.33%	07/01/2040	7,975	7,975,069
Series 2019 A-2, RB	4.54%	07/01/2053	163	160,839
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,200,507
University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,988,935
				96,030,591
Rhode Island–0.90%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	195,368
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2024, RB	5.25%	05/15/2049	3,650	3,950,902
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,176
Tobacco Settlement Financing Corp.;
Series 2015 B, Ref. RB	4.50%	06/01/2045	1,680	1,683,598
Series 2015 B, Ref. RB	5.00%	06/01/2050	5,175	5,185,550
				11,095,594
South Carolina–1.24%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	2,500	2,732,653
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.50%	11/15/2044	900	969,973
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(e)	5.00%	06/15/2044	2,790	2,870,764
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(e)	7.00%	05/01/2026	825	808,534
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024 A, RB	5.25%	11/01/2044	4,750	5,326,221
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGM)(d)	5.00%	12/01/2040	2,250	2,521,676
				15,229,821
Tennessee–1.90%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	3,620	3,565,502
Knox (County of), TN Health, Educational & Housing Facility Board (University Health); Series 2017, Ref. RB	5.00%	04/01/2036	2,605	2,641,858
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	266,850
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties); Series 2018 A, RB(b)(e)	5.25%	04/01/2028	1,607	112,468
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(e)	4.50%	06/01/2028	865	875,256
Series 2018, RB(e)	5.13%	06/01/2036	1,000	1,021,470
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.38%	09/01/2041	705	605,966
Series 2013 A, Ref. RB	5.50%	09/01/2047	200	165,967
Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	3,000	2,751,340
Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,475	1,256,208
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennergy Corp.;
Series 2021 A, RB(a)	4.00%	09/01/2028	$3,610	$3,666,286
Series 2022 A, RB(a)	5.50%	12/01/2030	5,950	6,442,919
				23,372,090
Texas–8.59%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	195	196,068
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2023, RB(a)(e)	4.88%	06/15/2026	1,000	1,009,879
Series 2024, RB(e)	4.50%	06/15/2044	830	813,075
Series 2024, RB(e)	4.75%	06/15/2049	915	914,983
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(e)	5.00%	06/01/2033	3,790	3,941,176
Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2024, RB	4.50%	08/15/2039	1,500	1,503,705
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	2,510	2,359,505
Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,794,315
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2016, RB	5.38%	08/15/2036	3,835	3,853,542
Series 2021, RB	5.00%	08/15/2041	900	856,833
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.); Series 2023 A, RB(e)	5.25%	02/15/2033	1,950	2,025,049
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	410	411,108
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.15%	08/15/2029	1,055	1,069,455
Austin (City of), TX; Series 2014, RB(f)	5.00%	11/15/2044	4,000	4,005,024
Austin (City of), TX (Travis, Williamson and Hays Counties); Series 2017 B, RB(f)	5.00%	11/15/2046	4,500	4,555,304
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2026	250	252,697
Series 2018, Ref. RB	5.00%	07/15/2026	1,000	1,010,790
Series 2018, Ref. RB	5.00%	07/15/2033	1,630	1,655,773
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB(f)	7.00%	03/01/2039	385	327,250
Series 2019, RB(e)(f)	9.00%	03/01/2039	2,035	1,729,750
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(e)(f)	3.63%	07/01/2026	3,800	3,523,782
Celina (City of), TX (Mosaic Public Improvement District Improvement Area No. 2); Series 2024, RB(e)	5.13%	09/01/2044	1,250	1,262,929
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,030,442
Crandall (City of), TX;
Series 2021, RB(e)	4.13%	09/15/2026	100	99,525
Series 2021, RB(e)	4.75%	09/15/2031	100	100,789
Series 2021, RB(e)	5.25%	09/15/2051	500	502,024
Gulf Coast Industrial Development Authority; Series 1998, RB(f)	8.00%	04/01/2028	340	340,462
Houston (City of), TX;
Series 2011, Ref. RB(f)	6.50%	07/15/2030	1,450	1,463,684
Series 2014 D, Ref. RB	5.00%	11/15/2044	2,000	2,001,740
Series 2015 B-1, RB(f)	5.00%	07/15/2030	5,000	5,027,209
Series 2015 B-1, RB(f)	5.00%	07/15/2035	7,700	7,726,613
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(f)	5.00%	07/01/2029	1,500	1,500,637
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	620,689
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB(b)	5.00%	02/15/2035	220	2,200
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(f)	4.63%	10/01/2031	7,500	7,523,712
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,375	2,318,430
Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,912,204
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(e)	4.00%	08/15/2030	4,805	4,706,364
New Hope Cultural Education Facilities Finance Corp. (Forefront Living San Antonio - Bella Vida at LA Cantera)); Series 2023, RN(e)	12.00%	12/01/2028	4,000	4,833,506
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy); Series 2018 A, RB(e)	6.00%	08/15/2037	1,000	1,025,009
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	$1,500	$1,379,390
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,079,093
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 B3, RB	4.25%	10/01/2026	415	415,038
Series 2022, RB	5.50%	10/01/2027	2,500	2,499,832
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2039	1,000	974,389
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(e)(f)	2.50%	01/01/2030	2,150	1,979,650
Series 2021, RB(e)(f)	2.63%	01/01/2031	800	728,952
Series 2024, RB(e)(f)	5.00%	01/01/2039	1,000	1,040,681
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	5.38%	09/15/2030	665	667,227
San Antonio (City of), TX; Series 2024 A, RB	5.00%	02/01/2041	2,215	2,482,484
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,589)(b)(c)	6.00%	02/15/2031	1,000	550,000
Series 2017, RB (Acquired 11/05/2019; Cost $3,271,528)(b)(c)	6.38%	02/15/2041	3,000	1,650,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	4.00%	11/15/2027	385	377,258
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	995,515
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020 A, RB (Acquired 09/14/2021; Cost $2,474,779)(b)(c)	5.75%	12/01/2054	2,355	1,483,547
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project); Series 2024, Ref. RB	5.00%	10/01/2044	1,375	1,481,145
				105,591,432
Utah–2.67%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(e)	3.25%	03/01/2031	1,050	997,333
Series 2021 A, GO Bonds(e)	3.50%	03/01/2036	1,750	1,601,004
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(e)	5.63%	12/01/2043	2,000	2,084,942
Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(e)	4.25%	06/01/2041	2,205	1,867,086
Series 2021, GO Bonds(e)	4.50%	06/01/2051	2,500	2,047,739
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(e)	4.25%	08/01/2035	1,645	1,621,916
Series 2020 A, RB(e)	4.50%	08/01/2040	1,205	1,175,420
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2041	1,250	1,148,330
Olympia Public Infrastructure District No. 1; Series 2024 A-2, RB(e)	5.13%	12/01/2029	4,000	4,087,709
Sienna Hills Public Infrastructure District No. 1; Series 2023 A, GO Bonds(e)	6.75%	07/01/2035	2,500	2,557,855
UIPA Crossroads Public Infrastructure District; Series 2021, RB(e)	4.13%	06/01/2041	3,000	2,950,649
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(e)	4.25%	06/15/2027	1,395	1,372,293
Series 2022, RB(e)	4.50%	06/15/2032	2,000	1,930,505
Series 2022, RB(e)	5.00%	06/15/2037	2,515	2,478,137
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(e)	4.50%	06/15/2027	110	109,400
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy);
Series 2019 A, RB(e)	4.50%	06/15/2029	500	491,346
Series 2019 A, RB(e)	5.00%	06/15/2034	1,270	1,260,476
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(e)	7.00%	12/01/2042	3,000	3,060,095
				32,842,235
Virginia–0.65%
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	4.50%	09/01/2028	1,195	1,212,666
Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB(a)	5.50%	09/01/2035	355	353,692
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(e)(f)	5.00%	07/01/2038	2,310	2,310,140
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2023 B-3, RB	5.38%	09/01/2029	$4,000	$4,134,068
				8,010,566
Washington–1.34%
Kalispel Tribe of Indians; Series 2018 B, RB(e)	5.00%	01/01/2032	100	103,165
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	85	85,022
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(f)	5.75%	01/01/2028	5	5,003
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,700	1,706,317
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(f)	5.00%	04/01/2030	6,475	6,477,345
Seattle (Port of), WA; Series 2024 B, Ref. RB(f)	5.25%	07/01/2041	3,500	3,870,256
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	4.00%	07/01/2026	240	236,888
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,755	1,761,457
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(e)	4.00%	07/01/2040	1,640	1,515,844
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	4.50%	07/01/2028	760	725,365
				16,486,662
West Virginia–0.47%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(b)(e)(j)	5.75%	06/01/2042	1,000	726,665
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(e)	5.75%	06/01/2043	875	948,068
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2026	1,000	1,004,966
Series 2015, Ref. RB	4.00%	07/01/2035	190	170,696
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	4.50%	06/01/2027	1,925	1,938,818
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(e)(f)	6.75%	02/01/2026	1,000	700,000
Series 2018, RB(b)(e)(f)	8.75%	02/01/2036	320	256,000
				5,745,213
Wisconsin–5.39%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	696,377
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	169,902
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,224,685
Series 2017, Ref. RB	5.00%	06/01/2037	2,770	2,774,393
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System); Series 2019, Ref. RB	5.00%	11/01/2046	1,650	1,567,755
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.00%	10/01/2044	300	316,374
Wisconsin (State of) Public Finance Authority;
Series 2022 B, RB(e)	7.00%	02/01/2028	700	700,490
Series 2022, RB(e)	5.38%	06/01/2037	670	689,398
Series 2023 A, Ref. RB(e)	5.75%	10/01/2043	1,775	1,860,505
Series 2024, RB(e)	5.50%	12/15/2028	3,393	3,404,776
Series 2024, RB(e)	12.00%	05/16/2029	1,315	1,349,966
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $2,000,000)(b)(c)(e)	6.25%	10/01/2031	2,000	200,000
Wisconsin (State of) Public Finance Authority (Alamance Community School); Series 2021 A, RB(e)	5.00%	06/15/2041	510	483,589
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(e)(h)	0.00%	12/15/2038	5,000	2,176,265
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)	6.25%	08/01/2027	500	483,750
Series 2017, RB(e)	6.75%	08/01/2031	500	448,750
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(e)	4.25%	06/15/2031	$550	$511,810
Series 2021 A, RB(e)	5.00%	06/15/2041	615	558,246
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy);
Series 2024, RB(e)	5.38%	06/15/2039	250	253,221
Series 2024, RB(e)	5.70%	06/15/2044	400	406,745
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	360	368,983
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2039	4,310	4,275,370
Series 2020, RB(e)	7.00%	02/01/2025	90	90,022
Series 2022 A, RB(e)	6.13%	02/01/2039	4,175	4,141,455
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(e)(h)	0.00%	12/01/2028	6,000	4,387,456
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(e)(h)	0.00%	09/01/2029	3,000	2,151,433
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,280	1,272,443
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus);
Series 2024, RB(e)	5.00%	12/15/2034	825	865,936
Series 2024, RB(e)	5.00%	12/15/2039	700	724,417
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(e)	5.00%	06/01/2041	2,300	2,380,014
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(f)	7.25%	06/01/2035	3,800	3,993,369
Series 2017, Ref. RB(e)(f)	7.13%	06/01/2041	150	157,643
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(e)	5.00%	06/15/2039	440	441,473
Series 2019, RB(e)	5.00%	06/15/2049	540	538,392
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(e)	5.50%	01/01/2031	5,375	4,797,476
Series 2021 A, RB(e)	6.50%	01/01/2041	3,110	2,512,084
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(e)	6.00%	07/15/2043	690	745,316
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	5,000	5,013,171
Wisconsin (State of) Public Finance Authority (Rans-Elevon); Series 2024, RB(e)	5.00%	07/15/2030	3,000	3,012,664
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2022, RB(e)(g)	4.00%	04/01/2032	10	10,412
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(e)	5.38%	12/15/2032	2,000	2,003,249
Wisconsin (State of) Public Finance Authority (Town of Scarborough - The Downs); Series 2024, RB	5.00%	08/01/2039	1,600	1,619,521
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(e)	4.50%	06/15/2032	500	514,480
				66,293,776
Total Municipal Obligations (Cost $1,203,174,878)				1,193,028,152
U.S. Dollar Denominated Bonds & Notes–0.15%
California–0.07%
CalPlant I LLC; Exit Facility(e)	15.00%	07/01/2025	770	785,685
Puerto Rico–0.08%
AES Puerto Rico, Inc.(j)	12.50%	03/04/2026	1,057	1,024,840
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,806,893)				1,810,525
			Shares
Exchange-Traded Funds–0.07%
Invesco Municipal Strategic Income ETF (Cost $872,610)(l)			17,000	875,840

Common Stocks & Other Equity Interests–0.00%
Resolute Forest Products, Inc. (Cost $9,595)			6,757	9,595

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)			100,023	0
TOTAL INVESTMENTS IN SECURITIES(m)–97.24% (Cost $1,205,863,976)				1,195,724,112
OTHER ASSETS LESS LIABILITIES–2.76%				33,978,344
NET ASSETS–100.00%				$1,229,702,456
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $13,739,082, which represented 1.12% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at November 30, 2024 was $14,275,504, which represented 1.16% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $390,994,414, which represented 31.80% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$873,372	$-	$-	$2,468	$-	$875,840	$8,749

(m)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,192,112,711	$915,441	$1,193,028,152
U.S. Dollar Denominated Bonds & Notes	—	785,685	1,024,840	1,810,525
Exchange-Traded Funds	875,840	—	—	875,840
Common Stocks & Other Equity Interests	—	9,595	—	9,595
Preferred Stocks	—	—	0	0
Total Investments in Securities	875,840	1,192,907,991	1,940,281	1,195,724,112
Other Investments - Assets
Investments Matured	—	7,582,317	1,867,500	9,449,817
Total Investments	$875,840	$1,200,490,308	$3,807,781	$1,205,173,929
Invesco Short Duration High Yield Municipal Fund